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                        SUPPLEMENT DATED JULY 27, 1998
                    TO THE PROSPECTUS DATED MAY 1, 1998 FOR
                   CANADA LIFE OF AMERICA SERIES FUND, INC.

Effective July 27, 1998, the Prospectus dated May 1, 1998 for Canada Life of America Series Fund, Inc. is amended as set forth below.

The section of the Prospectus captioned Money Market Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

PORTFOLIO MANAGER

Henry A. Rachfalowski, LLB, MBA, President of CL Capital Management, Inc. ("CLCM"), is responsible for setting overall investment policies, client communication, and determination of the asset mix and the day-to-day investment management of the Money Market Portfolio. Mr. Rachfalowski is also responsible for the management of the Value Equity Portfolio, Managed Portfolio, Capital Portfolio and the International Equity Portfolio. Mr. Rachfalowski joined The Canada Life Assurance Company in 1996; he has fifteen years of investment management and portfolio management experience, most recently as Investment Vice President, U.S. Investments.

The section of the Prospectus captioned "Portfolio Manager" under Bond Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

PORTFOLIO MANAGER

George N. Isaac, CFA, Senior Portfolio Manager of CLCM, is responsible for the day-to-day investment management and trading activities of the Bond Portfolio. Mr. Isaac is also responsible for the management of the bond portion of the Managed Portfolio. Mr. Isaac has been the Portfolio Manager for the Fixed Income Portfolio of the General Funds of The Canada Life Assurance Company, U.S. Division since 1980.

The section of the Prospectus captioned "Portfolio Manager" under Value Equity Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

PORTFOLIO MANAGER

Henry A. Rachfalowski, LLB, MBA, President of CLCM, is responsible for setting overall investment policies, client communication, and determination of the asset mix and the day-to-day investment management of the Value Equity Portfolio. Mr. Rachfalowski is also responsible for the management of the Money Market Portfolio, Managed Portfolio, Capital Portfolio and the International Equity Portfolio. The Value Equity Portfolio is also sub-advised by INDAGO Capital Management Inc. ("INDAGO").


SUB-ADVISER PORTFOLIO MANAGER

Diane Haflidson, BA, MBA, is responsible for the Sub-Adviser's day-to-day investment management of the Value Equity Portfolio. Ms. Haflidson joined INDAGO as Vice President and Portfolio Manager, Foreign Equities in August, 1996. Ms. Haflidson has fourteen years of investment management experience. Ms. Haflidson is also responsible for the Sub-Adviser's management of the equity portion of the Managed Portfolio.

The section of the Prospectus captioned "Portfolio Manager" under Managed Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

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PORTFOLIO MANAGER

Henry A. Rachfalowski, LLB, MBA, President of CLCM, is responsible for setting overall investment policies, client communication, and determination of the asset mix and the day-to-day investment management of the equity portion of the Managed Portfolio. Mr.Rachfalowski is also responsible for the management of the Money Market Portfolio, Value Equity Portfolio, Capital Portfolio and the International Equity Portfolio. The equity portion of the Managed Portfolio is also sub-advised by INDAGO.

George N. Isaac, CFA, Senior Portfolio Manager of CLCM, is responsible for the day-to-day investment management and trading activities of the bond portion of the Managed Portfolio. Mr. Isaac is also responsible for the management of the Bond Portfolio. Mr. Isaac has been the Portfolio Manager for the Fixed Income Portfolio of the General Funds of The Canada Life Assurance Company, U.S. Division, since 1980.

SUB-ADVISER PORTFOLIO MANAGER

Diane Haflidson, BA, MBA, is responsible for the Sub-Adviser's day-to-day investment management of the equity portion of the Managed Portfolio. Ms. Haflidson joined INDAGO as Vice President and Portfolio Manager, Foreign Equities in August, 1996. Ms. Haflidson has fourteen years of investment management experience. Ms. Haflidson is also responsible for the Sub-Adviser's management of the Value Equity Portfolio.

The section of the Prospectus captioned "Portfolio Manager" under Capital Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

PORTFOLIO MANAGER

Henry A. Rachfalowski, LLB, MBA, President of CLCM, is responsible for setting overall investment policies, client communication, and determination of the asset mix and the day-to-day investment management of the Capital Portfolio.
Mr. Rachfalowski is also responsible for the management of the Money Market Portfolio, Value Equity Portfolio, Managed Portfolio and the International Equity Portfolio. The Capital Portfolio is also sub-advised by J.& W. Seligman & Co. Incorporated.

The section of the Prospectus captioned "Portfolio Manager" under International Equity Portfolio in the Investment Objectives, Policies and Risks section is amended to include the following:

PORTFOLIO MANAGER

Henry A. Rachfalowski, LLB, MBA, President of CLCM, is responsible for setting overall investment policies, client communication, and determination of the asset mix and the day-to-day investment management of the International Equity Portfolio. Mr.Rachfalowski is also responsible for the management of the Money Market Portfolio, Value Equity Portfolio, Managed Portfolio and the Capital Portfolio. The International Equity Portfolio is also sub-advised by INDAGO.

The second paragraph in the section of the Prospectus captioned "Investment Adviser" in the Management of the Fund section is revised as follows:

INVESTMENT ADVISER

The Adviser was incorporated on March 1, 1989 and began rendering investment advisory services on behalf of the Fund on May 1, 1995. Personnel providing investment advisory services for the Adviser also manage the U.S. assets of Canada Life. Canada life is one of the largest life insurance companies in North America, with consolidated assets as of December 31, 1997 of approximately $27.7 billion (U.S. dollars), of which in excess of $5.3 billion is in U.S. assets.

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The section of the Prospectus captioned "International Equity Portfolio
Sub-Adviser" in the Management of the Fund section is amended to include the following:

VALUE EQUITY PORTFOLIO, MANAGED PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO SUB-ADVISER

The Sub-Adviser for the Value Equity Portfolio, the International Equity Portfolio and the equity portion of the Managed Portfolio is INDAGO Captial Management Inc. ("INDAGO"). The address of INDAGO is 130 Adelaide Street West, Suite 3000, Toronto, Ontario, Canada, M5H 3P5. Pursuant to Sub-Advisory agreements between the Investment Adviser and INDAGO, INDAGO provides investment advisory services to the Value Equity Portfolio, Managed Portfolio and the International Equity Portfolio. The investment advisory services include providing these portfolios with investment research, advice and supervision, continuously furnishing an investment program, and determining from time to time which securities shall be purchased, sold, or exchanged.

Effective July 15, 1997, INDAGO changed its name from Canada Life Investment Management Limited to INDAGO Capital Management Inc. The name change was executed in connection with the sale of fifty percent of INDAGO's outstanding common stock to certain of its executive employees (the "Executive Employees"). INDAGO is jointly owned by the Executive Employees and The Canada Life Assurance Company.

INDAGO was incorporated on February 24, 1977. INDAGO also serves as manager of assets of The Canada Life Assurance Company, the aggregate assets of which were approximately Canadian $5.5 billion at December 31, 1997. INDAGO also provides investment management to individual and institutional accounts having a December 31, 1997 value of approximately Canadian $1.1 billion.

The section of the Prospectus captioned "Advisory Fees And Expenses" in the Management of the Fund section is amended to include the following:

ADVISORY FEES AND EXPENSES

The Fund pays the Adviser, as full compensation for all facilities and services it provides to the Fund, a monthly fee computed for each portfolio on a daily basis, at an annual rate of 0.50% of the net assets of the portfolio except the International Equity Portfolio which has an annual rate of 0.80%*. With respect to the Capital Portfolio, the Adviser in turn pays the Capital Portfolio Sub-Adviser, as full compensation for investment advisory services to the Capital Portfolio, a monthly fee computed on a daily basis, at an annual effective rate of 0.25% of the net assets of the Capital Portfolio. With respect to the International Equity Portfolio, the Adviser in turn pays the International Equity Portfolio Sub-Adviser, as full compensation for investment advisory services to the International Equity Portfolio, a monthly fee computed on a daily basis, at an annual effective rate of 0.30% of the net assets of the International Equity Portfolio. With respect to the Value Equity Portfolio, the Adviser in turn pays the Value Equity Portfolio Sub-Adviser, as full compensation for investment advisory services to the Value Equity Portfolio, a monthly fee computed on a daily basis, at an annual effective rate of 0.25% of the net assets of the Value Equity Portfolio. With respect to the equity portion of the Managed Portfolio, the Adviser in turn pays the Managed Portfolio Sub-Adviser, as full compensation for investment advisory services to the Managed Portfolio, a monthly fee computed on a daily basis, at an annual effective rate of 0.25% of the net assets of the Managed Portfolio. The Fund incurs certain operating and general administrative expenses in addition to the Adviser's fee. These expenses, which are accrued daily, include but are not limited to: taxes; expenses for legal and auditing services; costs of printing; charges for custodial services, transfer agent fees, if any; expenses of redemption of shares; Securities and Exchange Commission fees; expenses of registering shares under federal and state securities laws; accounting costs; insurance; interest; brokerage costs; and other expenses properly payable by the Fund. Certain expenses are paid by the particular portfolio that incurs them, while other expenses are allocated among the portfolios on the basis of the assets size of the respective portfolio, or by the Board of Directors as appropriate. At the current time, Canada Life Insurance Company of America (CLICA) is reimbursing the Fund for expenses (other than advisory fees) that exceed 0.40% of the Managed, Bond, Value Equity, Capital, and International Equity Portfolio, and 0.25% of the Money Market Portfolio. However, CLICA reserves the right to discontinue this reimbursement at any time.

* The investment advisory fee for the International Equity Portfolio exceeds the industry average of investment advisory fees for domestic funds but does not exceed the industry average of advisory fees for international funds.